Significant Accounting Policies (Details) - Schedule of Computing Straight-line Depreciation	Dec. 31, 2023
Computers and peripheral equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Computing Straight-line Depreciation [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of Computing Straight-line Depreciation [Line Items]
Property, plant and equipment, depreciation percentage	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Computing Straight-line Depreciation [Line Items]
Property, plant and equipment, depreciation percentage	15.00%